Property, Plant and Equipment - Additional Information (Detail) - SEK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about property, plant and equipment [line items]
Contractual commitments for acquisition of property, plant and equipment	kr 499	kr 548
Impairment losses	500	400
Networks [member]
Disclosure of detailed information about property, plant and equipment [line items]
Impairment losses	300	200
Digital services [member]
Disclosure of detailed information about property, plant and equipment [line items]
Impairment losses	kr 100	kr 100